THE PAYDEN & RYGEL INVESTMENT GROUP

Supplement to the Investor Class Prospectus

Supplement dated July 10, 2020 to the Investor Class Prospectus dated February 28, 2020

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective immediately, Appendix B to the Investor Class Prospectus is deleted in its entirety and the following is substituted in its place.

Investor Class Prospectus

APPENDIX B

Privacy Notice (Revised July 10, 2020)

The Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

Collection of Information

To meet those expectations, we must collect and maintain certain personal information that is required by state and federal agencies, such as name, address and tax ID. We may collect or capture nonpublic information about you from the following sources:

✦The Fund application, or other forms;

✦Oral conversations or written correspondence between you and our representatives;

✦Your transactions with us; and

✦Electronic sources, such as our Web site, or E-Mails.

Payden & Rygel clients have the right to: (i) be informed, at or before the point of collection, of the categories of personal information to be collected and the purposes for which the categories of personal information shall be used; and (ii) be informed of (a) the categories of personal information Payden & Rygel has collected about them; (b) the specific pieces of personal information Payden & Rygel has collected about them; (c) the categories of sources from which Payden & Rygel has collected the personal information; (d) the business or commercial purpose for collecting the personal information; and (e) the categories of third parties with whom Payden & Rygel share personal information.

Disclosure of Information

We do not disclose any nonpublic personal and account information about our customers, or former customers, to anyone, except as permitted by law.

In this regard, we may disclose such information to our affiliates, including the Funds' investment adviser, Payden & Rygel; administrator, Treasury Plus, Inc.; and distributor, Payden & Rygel Distributors. We also may disclose such information to unaffiliated third parties who are service providers to you or to the Funds, such as broker-dealers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law, and the recipients are permitted to use it only as needed to provide agreed services to you. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.

We do not sell personal information collected, nor make that personal information available on-line. To change your personal information, call Paydenfund Shareholder Services at 800-572-9366 and request the forms necessary to make any such changes.

Internal Access to Information and Safeguards

We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information. Finally, when we dispose of such information, we have in place policies and procedures to assure that such information is properly stored and shredded in the case of documentary material and erased in the case of electronic media so that in either case the information cannot be practicably read or reconstructed.

As required by U.S. federal law, Payden & Rygel will update this information at least annually.

THE PAYDEN & RYGEL INVESTMENT GROUP

Supplement to the Adviser Class Prospectus

Supplement dated July 10, 2020 to the Adviser Class Prospectus dated February 28, 2020

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective immediately, Appendix B to the Adviser Class Prospectus is deleted in its entirety and the following is substituted in its place.

Adviser Class Prospectus

APPENDIX B

Privacy Notice (Revised July 10, 2020)

The Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

Collection of Information

To meet those expectations, we must collect and maintain certain personal information that is required by state and federal agencies, such as name, address and tax ID. We may collect or capture nonpublic information about you from the following sources:

✦The Fund application, or other forms;

✦Oral conversations or written correspondence between you and our representatives;

✦Your transactions with us; and

✦Electronic sources, such as our Web site, or E-Mails.

Payden & Rygel clients have the right to: (i) be informed, at or before the point of collection, of the categories of personal information to be collected and the purposes for which the categories of personal information shall be used; and (ii) be informed of (a) the categories of personal information Payden & Rygel has collected about them; (b) the specific pieces of personal information Payden & Rygel has collected about them; (c) the categories of sources from which Payden & Rygel has collected the personal information; (d) the business or commercial purpose for collecting the personal information; and (e) the categories of third parties with whom Payden & Rygel share personal information.

Disclosure of Information

We do not disclose any nonpublic personal and account information about our customers, or former customers, to anyone, except as permitted by law.

In this regard, we may disclose such information to our affiliates, including the Funds' investment adviser, Payden & Rygel; administrator, Treasury Plus, Inc.; and distributor, Payden & Rygel Distributors. We also may disclose such information to unaffiliated third parties who are service providers to you or to the Funds, such as broker-dealers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law, and the recipients are permitted to use it only as needed to provide agreed services to you. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.

We do not sell personal information collected, nor make that personal information available on-line. To change your personal information, call Paydenfund Shareholder Services at 800-572-9366 and request the forms necessary to make any such changes.

Internal Access to Information and Safeguards

We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information. Finally, when we dispose of such information, we have in place policies and procedures to assure that such information is properly stored and shredded in the case of documentary material and erased in the case of electronic media so that in either case the information cannot be practicably read or reconstructed.

As required by U.S. federal law, Payden & Rygel will update this information at least annually.

THE PAYDEN & RYGEL INVESTMENT GROUP

Supplement to the SI Class Prospectus

Supplement dated July 10, 2020 to the SI Class Prospectus dated February 28, 2020

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective immediately, Appendix B to the SI Class Prospectus is deleted in its entirety and the following is substituted in its place.

SI Class Prospectus

APPENDIX B

Privacy Notice (Revised July 10, 2020)

The Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

Collection of Information

To meet those expectations, we must collect and maintain certain personal information that is required by state and federal agencies, such as name, address and tax ID. We may collect or capture nonpublic information about you from the following sources:

✦The Fund application, or other forms;

✦Oral conversations or written correspondence between you and our representatives;

✦Your transactions with us; and

✦Electronic sources, such as our Web site, or E-Mails.

Payden & Rygel clients have the right to: (i) be informed, at or before the point of collection, of the categories of personal information to be collected and the purposes for which the categories of personal information shall be used; and (ii) be informed of (a) the categories of personal information Payden & Rygel has collected about them; (b) the specific pieces of personal information Payden & Rygel has collected about them; (c) the categories of sources from which Payden & Rygel has collected the personal information; (d) the business or commercial purpose for collecting the personal information; and (e) the categories of third parties with whom Payden & Rygel share personal information.

Disclosure of Information

We do not disclose any nonpublic personal and account information about our customers, or former customers, to anyone, except as permitted by law.

In this regard, we may disclose such information to our affiliates, including the Funds' investment adviser, Payden & Rygel; administrator, Treasury Plus, Inc.; and distributor, Payden & Rygel Distributors. We also may disclose such information to unaffiliated third parties who are service providers to you or to the Funds, such as broker-dealers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law, and the recipients are permitted to use it only as needed to provide agreed services to you. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.

We do not sell personal information collected, nor make that personal information available on-line. To change your personal information, call Paydenfund Shareholder Services at 800-572-9366 and request the forms necessary to make any such changes.

Internal Access to Information and Safeguards

We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information. Finally, when we dispose of such information, we have in place policies and procedures to assure that such information is properly stored and shredded in the case of documentary material and erased in the case of electronic media so that in either case the information cannot be practicably read or reconstructed.

As required by U.S. federal law, Payden & Rygel will update this information at least annually.

THE PAYDEN & RYGEL INVESTMENT GROUP

Supplement to the Payden/Kravitz Cash Balance Plan Fund

Adviser Class Prospectus

Supplement dated July 10, 2020 to the Payden/Kravitz Cash Balance Plan Fund

Adviser Class Prospectus dated February 28, 2020

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective immediately, Appendix B to the Payden/Kravitz Cash Balance Plan Fund Adviser Class Prospectus is deleted in its entirety and the following is substituted in its place.

Payden/Kravitz Cash Balance Plan Fund Adviser Class Prospectus

APPENDIX B

Privacy Notice (Revised July 10, 2020)

The Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

Collection of Information

To meet those expectations, we must collect and maintain certain personal information that is required by state and federal agencies, such as name, address and tax ID. We may collect or capture nonpublic information about you from the following sources:

✦The Fund application, or other forms;

✦Oral conversations or written correspondence between you and our representatives;

✦Your transactions with us; and

✦Electronic sources, such as our Web site, or E-Mails.

Payden & Rygel clients have the right to: (i) be informed, at or before the point of collection, of the categories of personal information to be collected and the purposes for which the categories of personal information shall be used; and (ii) be informed of (a) the categories of personal information Payden & Rygel has collected about them; (b) the specific pieces of personal information Payden & Rygel has collected about them; (c) the categories of sources from which Payden & Rygel has collected the personal information; (d) the business or commercial purpose for collecting the personal information; and (e) the categories of third parties with whom Payden & Rygel share personal information.

Disclosure of Information

We do not disclose any nonpublic personal and account information about our customers, or former customers, to anyone, except as permitted by law.

In this regard, we may disclose such information to our affiliates, including the Funds' investment adviser, Payden & Rygel; administrator, Treasury Plus, Inc.; and distributor, Payden & Rygel Distributors. We also may disclose such information to unaffiliated third parties who are service providers to you or to the Funds, such as broker-dealers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law, and the recipients are permitted to use it only as needed to provide agreed services to you. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.

We do not sell personal information collected, nor make that personal information available on-line. To change your personal information, call Paydenfund Shareholder Services at 800-572-9366 and request the forms necessary to make any such changes.

Internal Access to Information and Safeguards

We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information. Finally, when we dispose of such information, we have in place policies and procedures to assure that such information is properly stored and shredded in the case of documentary material and erased in the case of electronic media so that in either case the information cannot be practicably read or reconstructed.

As required by U.S. federal law, Payden & Rygel will update this information at least annually.

Supplement to the Payden/Kravitz Cash Balance Plan Fund

Institutional Class Prospectus

Supplement dated July 10, 2020 to the Payden/Kravitz Cash Balance Plan Fund

Institutional Class Prospectus dated February 28, 2020

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective immediately, Appendix B to the Payden/Kravitz Cash Balance Plan Fund Institutional Class Prospectus is deleted in its entirety and the following is substituted in its place.

Payden/Kravitz Cash Balance Plan Fund Institutional Class Prospectus

APPENDIX B

Privacy Notice (Revised July 10, 2020)

The Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

Collection of Information

To meet those expectations, we must collect and maintain certain personal information that is required by state and federal agencies, such as name, address and tax ID. We may collect or capture nonpublic information about you from the following sources:

✦The Fund application, or other forms;

✦Oral conversations or written correspondence between you and our representatives;

✦Your transactions with us; and

✦Electronic sources, such as our Web site, or E-Mails.

Payden & Rygel clients have the right to: (i) be informed, at or before the point of collection, of the categories of personal information to be collected and the purposes for which the categories of personal information shall be used; and (ii) be informed of (a) the categories of personal information Payden & Rygel has collected about them; (b) the specific pieces of personal information Payden & Rygel has collected about them; (c) the categories of sources from which Payden & Rygel has collected the personal information; (d) the business or commercial purpose for collecting the personal information; and (e) the categories of third parties with whom Payden & Rygel share personal information.

Disclosure of Information

We do not disclose any nonpublic personal and account information about our customers, or former customers, to anyone, except as permitted by law.

In this regard, we may disclose such information to our affiliates, including the Funds' investment adviser, Payden & Rygel; administrator, Treasury Plus, Inc.; and distributor, Payden & Rygel Distributors. We also may disclose such information to unaffiliated third parties who are service providers to you or to the Funds, such as broker-dealers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law, and the recipients are permitted to use it only as needed to provide agreed services to you. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.

We do not sell personal information collected, nor make that personal information available on-line. To change your personal information, call Paydenfund Shareholder Services at 800-572-9366 and request the forms necessary to make any such changes.

Internal Access to Information and Safeguards

We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information. Finally, when we dispose of such information, we have in place policies and procedures to assure that such information is properly stored and shredded in the case of documentary material and erased in the case of electronic media so that in either case the information cannot be practicably read or reconstructed.

As required by U.S. federal law, Payden & Rygel will update this information at least annually.

Supplement to the Payden/Kravitz Cash Balance Plan Fund

Retirement Class Prospectus

Supplement dated July 10, 2020 to the Payden/Kravitz Cash Balance Plan Fund

Retirement Class Prospectus dated February 28, 2020

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective immediately, Appendix B to the Payden/Kravitz Cash Balance Plan Fund Retirement Class Prospectus is deleted in its entirety and the following is substituted in its place.

Payden/Kravitz Cash Balance Plan Fund Retirement Class Prospectus

APPENDIX B

Privacy Notice (Revised July 10, 2020)

The Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

Collection of Information

To meet those expectations, we must collect and maintain certain personal information that is required by state and federal agencies, such as name, address and tax ID. We may collect or capture nonpublic information about you from the following sources:

✦The Fund application, or other forms;

✦Oral conversations or written correspondence between you and our representatives;

✦Your transactions with us; and

✦Electronic sources, such as our Web site, or E-Mails.

Payden & Rygel clients have the right to: (i) be informed, at or before the point of collection, of the categories of personal information to be collected and the purposes for which the categories of personal information shall be used; and (ii) be informed of (a) the categories of personal information Payden & Rygel has collected about them; (b) the specific pieces of personal information Payden & Rygel has collected about them; (c) the categories of sources from which Payden & Rygel has collected the personal information; (d) the business or commercial purpose for collecting the personal information; and (e) the categories of third parties with whom Payden & Rygel share personal information.

Disclosure of Information

We do not disclose any nonpublic personal and account information about our customers, or former customers, to anyone, except as permitted by law.

In this regard, we may disclose such information to our affiliates, including the Funds' investment adviser, Payden & Rygel; administrator, Treasury Plus, Inc.; and distributor, Payden & Rygel Distributors. We also may disclose such information to unaffiliated third parties who are service providers to you or to the Funds, such as broker-dealers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law, and the recipients are permitted to use it only as needed to provide agreed services to you. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.

We do not sell personal information collected, nor make that personal information available on-line. To change your personal information, call Paydenfund Shareholder Services at 800-572-9366 and request the forms necessary to make any such changes.

Internal Access to Information and Safeguards

We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information. Finally, when we dispose of such information, we have in place policies and procedures to assure that such information is properly stored and shredded in the case of documentary material and erased in the case of electronic media so that in either case the information cannot be practicably read or reconstructed.

As required by U.S. federal law, Payden & Rygel will update this information at least annually.

Supplement to the Payden/Kravitz Cash Balance Plan Fund

SI Class Prospectus

Supplement dated July 10, 2020 to the Payden/Kravitz Cash Balance Plan Fund

SI Class Prospectus dated February 28, 2020

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective immediately, Appendix B to the Payden/Kravitz Cash Balance Plan Fund SI Class Prospectus is deleted in its entirety and the following is substituted in its place.

Payden/Kravitz Cash Balance Plan Fund SI Class Prospectus

APPENDIX B

Privacy Notice (Revised July 10, 2020)

The Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner and in compliance with applicable legal and regulatory requirements.

Collection of Information

To meet those expectations, we must collect and maintain certain personal information that is required by state and federal agencies, such as name, address and tax ID. We may collect or capture nonpublic information about you from the following sources:

✦The Fund application, or other forms;

✦Oral conversations or written correspondence between you and our representatives;

✦Your transactions with us; and

✦Electronic sources, such as our Web site, or E-Mails.

Payden & Rygel clients have the right to: (i) be informed, at or before the point of collection, of the categories of personal information to be collected and the purposes for which the categories of personal information shall be used; and (ii) be informed of (a) the categories of personal information Payden & Rygel has collected about them; (b) the specific pieces of personal information Payden & Rygel has collected about them; (c) the categories of sources from which Payden & Rygel has collected the personal information; (d) the business or commercial purpose for collecting the personal information; and (e) the categories of third parties with whom Payden & Rygel share personal information.

Disclosure of Information

We do not disclose any nonpublic personal and account information about our customers, or former customers, to anyone, except as permitted by law.

In this regard, we may disclose such information to our affiliates, including the Funds' investment adviser, Payden & Rygel; administrator, Treasury Plus, Inc.; and distributor, Payden & Rygel Distributors. We also may disclose such information to unaffiliated third parties who are service providers to you or to the Funds, such as broker-dealers, transfer agents, custodians, or our mail processing firm. In each case, such disclosure is permitted by law, and the recipients are permitted to use it only as needed to provide agreed services to you. Finally, we may also disclose information to appropriate government agencies, and to others, as required by law or to prevent fraud.

We do not sell personal information collected, nor make that personal information available on-line. To change your personal information, call Paydenfund Shareholder Services at 800-572-9366 and request the forms necessary to make any such changes.

Internal Access to Information and Safeguards

We limit access to your personal and account information to those employees who need to know that information so that we can provide products and services to you. We also maintain physical, electronic and procedural safeguards to protect your nonpublic personal and account information. Finally, when we dispose of such information, we have in place policies and procedures to assure that such information is properly stored and shredded in the case of documentary material and erased in the case of electronic media so that in either case the information cannot be practicably read or reconstructed.

As required by U.S. federal law, Payden & Rygel will update this information at least annually.